Investment Strategy - Eaton Vance Municipal Income Funds - Classes A, C and I	Aug. 31, 2025
Eaton Vance Georgia Municipal Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”). Municipal obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States, and the District of Columbia and their political subdivisions, agencies or instrumentalities. The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.  At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in obligations rated below investment grade and in unrated obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used. Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities. If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands, Guam, American Samoa, and the Commonwealth of the Northern Mariana Islands.  The Fund may invest up to 20% of its net assets in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. Government, its agencies and instrumentalities. The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities. Except as required by applicable regulation, there is no stated limit on the Fund’s use of derivatives for such purposes.
In pursuing its investment objective, the Fund normally acquires municipal obligations with maturities of ten years or more but may acquire municipal obligations with shorter maturities or that are subject to shorter call provisions. The Fund’s portfolio could have a longer average maturity than is typical of many other funds that invest primarily in municipal obligations. In such case, the interest rate risk described below may be more significant for the Fund. The Fund may invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, principal only municipal investments, revenue bonds and industrial development bonds) and in one or more economic sectors (such as housing, hospitals, healthcare facilities or utilities). The Fund may invest in pooled investment vehicles, including exchange-traded funds (“ETFs”), in order to seek exposure to the municipal markets or municipal market sectors. The Fund may invest in restricted securities.
The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis. When deemed by the investment adviser to be relevant to its evaluation of creditworthiness and when applicable information is available, the investment adviser considers environmental, social and/or governance issues (referred to as  ESG) which may impact the prospects of an issuer (or obligor) or financial performance of an obligation. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio. The portfolio manager(s) also may trade securities to minimize taxable capital gains to shareholders. A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax. The Fund may not be suitable for investors subject to the federal alternative minimum tax.

Strategy Portfolio Concentration [Text]	Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”). Municipal obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States, and the District of Columbia and their political subdivisions, agencies or instrumentalities. The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax. At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in obligations rated below investment grade and in unrated obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used. Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities. If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands, Guam, American Samoa, and the Commonwealth of the Northern Mariana Islands. The Fund may invest up to 20% of its net assets in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. Government, its agencies and instrumentalities. The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities. Except as required by applicable regulation, there is no stated limit on the Fund’s use of derivatives for such purposes.
Eaton Vance Maryland Municipal Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”). Municipal obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States, and the District of Columbia and their political subdivisions, agencies or instrumentalities. The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.  At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in obligations rated below investment grade and in unrated obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used. Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities. If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands, Guam, American Samoa, and the Commonwealth of the Northern Mariana Islands. The Fund is “non-diversified”, which means it may invest a greater percentage of its assets in the securities of a single issuer than a “diversified” fund.  The Fund may invest up to 20% of its net assets in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. Government, its agencies and instrumentalities. The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities. Except as required by applicable regulation, there is no stated limit on the Fund’s use of derivatives for such purposes.
In pursuing its investment objective, the Fund normally acquires municipal obligations with maturities of ten years or more but may acquire municipal obligations with shorter maturities or that are subject to shorter call provisions. The Fund’s portfolio could have a longer average maturity than is typical of many other funds that invest primarily in municipal obligations. In such case, the interest rate risk described below may be more significant for the Fund. The Fund may invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, principal only municipal investments, revenue bonds and industrial development bonds) and in one or more economic sectors (such as housing, hospitals, healthcare facilities or utilities). The Fund may invest in pooled investment vehicles, including exchange-traded funds (“ETFs”), in order to seek exposure to the municipal markets or municipal market sectors. The Fund may invest in restricted securities.
The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis. When deemed by the investment adviser to be relevant to its evaluation of creditworthiness and when applicable information is available, the investment adviser considers environmental, social and/or governance issues (referred to as  ESG) which may impact the prospects of an issuer (or obligor) or financial performance of an obligation. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio. The portfolio manager(s) also may trade securities to minimize taxable capital gains to shareholders. A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax. The Fund may not be suitable for investors subject to the federal alternative minimum tax.

Strategy Portfolio Concentration [Text]	Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”). Municipal obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States, and the District of Columbia and their political subdivisions, agencies or instrumentalities. The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax. At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in obligations rated below investment grade and in unrated obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used. Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities. If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands, Guam, American Samoa, and the Commonwealth of the Northern Mariana Islands. The Fund is “non-diversified”, which means it may invest a greater percentage of its assets in the securities of a single issuer than a “diversified” fund. The Fund may invest up to 20% of its net assets in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. Government, its agencies and instrumentalities. The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities. Except as required by applicable regulation, there is no stated limit on the Fund’s use of derivatives for such purposes.
Eaton Vance Missouri Municipal Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”). Municipal obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States, and the District of Columbia and their political subdivisions, agencies or instrumentalities. The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.  At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in obligations rated below investment grade and in unrated obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used. Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities. If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands, Guam, American Samoa, and the Commonwealth of the Northern Mariana Islands.  The Fund may invest up to 20% of its net assets in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. Government, its agencies and instrumentalities. The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities. Except as required by applicable regulation, there is no stated limit on the Fund’s use of derivatives for such purposes.
In pursuing its investment objective, the Fund normally acquires municipal obligations with maturities of ten years or more but may acquire municipal obligations with shorter maturities or that are subject to shorter call provisions. The Fund’s portfolio could have a longer average maturity than is typical of many other funds that invest primarily in municipal obligations. In such case, the interest rate risk described below may be more significant for the Fund. The Fund may invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, principal only municipal investments, revenue bonds and industrial development bonds) and in one or more economic sectors (such as housing, hospitals, healthcare facilities or utilities). The Fund may invest in pooled investment vehicles, including exchange-traded funds (“ETFs”), in order to seek exposure to the municipal markets or municipal market sectors. The Fund may invest in restricted securities.
The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis. When deemed by the investment adviser to be relevant to its evaluation of creditworthiness and when applicable information is available, the investment adviser considers environmental, social and/or governance issues (referred to as  ESG) which may impact the prospects of an issuer (or obligor) or financial performance of an obligation. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio. The portfolio manager(s) also may trade securities to minimize taxable capital gains to shareholders. A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax. The Fund may not be suitable for investors subject to the federal alternative minimum tax.

Strategy Portfolio Concentration [Text]	Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”). Municipal obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States, and the District of Columbia and their political subdivisions, agencies or instrumentalities. The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax. At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in obligations rated below investment grade and in unrated obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used. Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities. If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands, Guam, American Samoa, and the Commonwealth of the Northern Mariana Islands. The Fund may invest up to 20% of its net assets in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. Government, its agencies and instrumentalities. The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities. Except as required by applicable regulation, there is no stated limit on the Fund’s use of derivatives for such purposes.
Eaton Vance North Carolina Municipal Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”). Municipal obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States, and the District of Columbia and their political subdivisions, agencies or instrumentalities. The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.  At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in obligations rated below investment grade and in unrated obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used. Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities. If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands, Guam, American Samoa, and the Commonwealth of the Northern Mariana Islands.  The Fund may invest up to 20% of its net assets in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. Government, its agencies and instrumentalities. The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities. Except as required by applicable regulation, there is no stated limit on the Fund’s use of derivatives for such purposes.
In pursuing its investment objective, the Fund normally acquires municipal obligations with maturities of ten years or more but may acquire municipal obligations with shorter maturities or that are subject to shorter call provisions. The Fund’s portfolio could have a longer average maturity than is typical of many other funds that invest primarily in municipal obligations. In such case, the interest rate risk described below may be more significant for the Fund. The Fund may invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, principal only municipal investments, revenue bonds and industrial development bonds) and in one or more economic sectors (such as housing, hospitals, healthcare facilities or utilities). The Fund may invest in pooled investment vehicles, including exchange-traded funds (“ETFs”), in order to seek exposure to the municipal markets or municipal market sectors. The Fund may invest in restricted securities.
The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis. When deemed by the investment adviser to be relevant to its evaluation of creditworthiness and when applicable information is available, the investment adviser considers environmental, social and/or governance issues (referred to as  ESG) which may impact the prospects of an issuer (or obligor) or financial performance of an obligation. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio. The portfolio manager(s) also may trade securities to minimize taxable capital gains to shareholders. A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax. The Fund may not be suitable for investors subject to the federal alternative minimum tax.

Strategy Portfolio Concentration [Text]	Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”). Municipal obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States, and the District of Columbia and their political subdivisions, agencies or instrumentalities. The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax. At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in obligations rated below investment grade and in unrated obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used. Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities. If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands, Guam, American Samoa, and the Commonwealth of the Northern Mariana Islands. The Fund may invest up to 20% of its net assets in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. Government, its agencies and instrumentalities. The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities. Except as required by applicable regulation, there is no stated limit on the Fund’s use of derivatives for such purposes.
Eaton Vance Oregon Municipal Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”). Municipal obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States, and the District of Columbia and their political subdivisions, agencies or instrumentalities. The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.  At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in obligations rated below investment grade and in unrated obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used. Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities. If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands, Guam, American Samoa, and the Commonwealth of the Northern Mariana Islands.  The Fund may invest up to 20% of its net assets in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. Government, its agencies and instrumentalities. The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities. Except as required by applicable regulation, there is no stated limit on the Fund’s use of derivatives for such purposes.
In pursuing its investment objective, the Fund normally acquires municipal obligations with maturities of ten years or more but may acquire municipal obligations with shorter maturities or that are subject to shorter call provisions. The Fund’s portfolio could have a longer average maturity than is typical of many other funds that invest primarily in municipal obligations. In such case, the interest rate risk described below may be more significant for the Fund. The Fund may invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, principal only municipal investments, revenue bonds and industrial development bonds) and in one or more economic sectors (such as housing, hospitals, healthcare facilities or utilities). The Fund may invest in pooled investment vehicles, including exchange-traded funds (“ETFs”), in order to seek exposure to the municipal markets or municipal market sectors. The Fund may invest in restricted securities.
The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis. When deemed by the investment adviser to be relevant to its evaluation of creditworthiness and when applicable information is available, the investment adviser considers environmental, social and/or governance issues (referred to as  ESG) which may impact the prospects of an issuer (or obligor) or financial performance of an obligation. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio. The portfolio manager(s) also may trade securities to minimize taxable capital gains to shareholders. A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax. The Fund may not be suitable for investors subject to the federal alternative minimum tax.

Strategy Portfolio Concentration [Text]	Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”). Municipal obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States, and the District of Columbia and their political subdivisions, agencies or instrumentalities. The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax. At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in obligations rated below investment grade and in unrated obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used. Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities. If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands, Guam, American Samoa, and the Commonwealth of the Northern Mariana Islands. The Fund may invest up to 20% of its net assets in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. Government, its agencies and instrumentalities. The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities. Except as required by applicable regulation, there is no stated limit on the Fund’s use of derivatives for such purposes.
Eaton Vance South Carolina Municipal Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”). Municipal obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States, and the District of Columbia and their political subdivisions, agencies or instrumentalities. The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.  At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in obligations rated below investment grade and in unrated obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used. Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities. If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands, Guam, American Samoa, and the Commonwealth of the Northern Mariana Islands.  The Fund may invest up to 20% of its net assets in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. Government, its agencies and instrumentalities. The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities. Except as required by applicable regulation, there is no stated limit on the Fund’s use of derivatives for such purposes.
In pursuing its investment objective, the Fund normally acquires municipal obligations with maturities of ten years or more but may acquire municipal obligations with shorter maturities or that are subject to shorter call provisions. The Fund’s portfolio could have a longer average maturity than is typical of many other funds that invest primarily in municipal obligations. In such case, the interest rate risk described below may be more significant for the Fund. The Fund may invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, principal only municipal investments, revenue bonds and industrial development bonds) and in one or more economic sectors (such as housing, hospitals, healthcare facilities or utilities). The Fund may invest in pooled investment vehicles, including exchange-traded funds (“ETFs”), in order to seek exposure to the municipal markets or municipal market sectors. The Fund may invest in restricted securities.
The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis. When deemed by the investment adviser to be relevant to its evaluation of creditworthiness and when applicable information is available, the investment adviser considers environmental, social and/or governance issues (referred to as  ESG) which may impact the prospects of an issuer (or obligor) or financial performance of an obligation. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio. The portfolio manager(s) also may trade securities to minimize taxable capital gains to shareholders. A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax. The Fund may not be suitable for investors subject to the federal alternative minimum tax.

Strategy Portfolio Concentration [Text]	Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”). Municipal obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States, and the District of Columbia and their political subdivisions, agencies or instrumentalities. The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax. At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in obligations rated below investment grade and in unrated obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used. Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities. If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands, Guam, American Samoa, and the Commonwealth of the Northern Mariana Islands. The Fund may invest up to 20% of its net assets in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. Government, its agencies and instrumentalities. The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities. Except as required by applicable regulation, there is no stated limit on the Fund’s use of derivatives for such purposes.
Eaton Vance Virginia Municipal Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”). Municipal obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States, and the District of Columbia and their political subdivisions, agencies or instrumentalities. The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.  At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in obligations rated below investment grade and in unrated obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used. Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities. If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands, Guam, American Samoa, and the Commonwealth of the Northern Mariana Islands.  The Fund may invest up to 20% of its net assets in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. Government, its agencies and instrumentalities. The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities. Except as required by applicable regulation, there is no stated limit on the Fund’s use of derivatives for such purposes.
In pursuing its investment objective, the Fund normally acquires municipal obligations with maturities of ten years or more but may acquire municipal obligations with shorter maturities or that are subject to shorter call provisions. The Fund’s portfolio could have a longer average maturity than is typical of many other funds that invest primarily in municipal obligations. In such case, the interest rate risk described below may be more significant for the Fund. The Fund may invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, principal only municipal investments, revenue bonds and industrial development bonds) and in one or more economic sectors (such as housing, hospitals, healthcare facilities or utilities). The Fund may invest in pooled investment vehicles, including exchange-traded funds (“ETFs”), in order to seek exposure to the municipal markets or municipal market sectors. The Fund may invest in restricted securities.
The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis. When deemed by the investment adviser to be relevant to its evaluation of creditworthiness and when applicable information is available, the investment adviser considers environmental, social and/or governance issues (referred to as  ESG) which may impact the prospects of an issuer (or obligor) or financial performance of an obligation. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio. The portfolio manager(s) also may trade securities to minimize taxable capital gains to shareholders. A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax. The Fund may not be suitable for investors subject to the federal alternative minimum tax.

Strategy Portfolio Concentration [Text]	Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”). Municipal obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States, and the District of Columbia and their political subdivisions, agencies or instrumentalities. The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax. At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in obligations rated below investment grade and in unrated obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used. Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities. If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands, Guam, American Samoa, and the Commonwealth of the Northern Mariana Islands. The Fund may invest up to 20% of its net assets in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. Government, its agencies and instrumentalities. The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities. Except as required by applicable regulation, there is no stated limit on the Fund’s use of derivatives for such purposes.